NET INCOME/(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
NET INCOME/(LOSS) PER SHARE
NET INCOME/(LOSS) PER SHARE

23. NET INCOME/(LOSS) PER SHARE

The computation of basic and diluted net income per share for the years ended December 31, 2020, 2021 and 2022 is as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Basic net income/(loss) per share calculation Numerator:
Net income/(loss) for the year attributable to the Company:	228,753	137,803	(288,308)
Net income/(loss) attributed to ordinary shareholders for computing net income per ordinary shares - basic	228,753	137,803	(288,308)
Denominator:
Weighted average ordinary shares outstanding used in computing net income/(loss) per ordinary shares – basic	248,470,684	252,167,610	246,283,328
Net income/(loss) per ordinary share attributable to ordinary shareholders—basic	0.92	0.55	(1.17)
Diluted net income/(loss) per share calculation
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary shares—basic and diluted	228,753	137,803	(288,308)
Denominator:
Weighted average ordinary shares outstanding used in computing net income per ordinary shares - basic	248,470,684	252,167,610	246,283,328
Effect of potentially diluted share options, restricted shares and RSUs	11,881,310	12,201,019	—
Weighted average ordinary shares outstanding used in computing net income per ordinary shares—diluted	260,351,994	264,368,629	246,283,328
Net income/(loss) per ordinary share attributable to ordinary shareholders—diluted	0.88	0.52	(1.17)

For the years ended December 31, 2020, 2021 and 2022, the following shares outstanding were excluded from the calculation of diluted net income per ordinary shares, as their inclusion would have been anti-dilutive for the years presented:

	For the years ended December 31,
	2020	2021	2022
Shares issuable upon exercise of share options, restricted shares and RSUs	89,165	301,946	7,390,487